SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Significant Accounting Policies Details Abstract
Sales/access fees	$ 39,500	$ 39,750	$ 103,700	$ 67,250
Distribution rights income	59,174	170,794	142,698	277,521
Net sales	$ 98,674	$ 210,544	$ 246,398	$ 344,771	$ 657,271	$ 701,772